Segment Reporting (Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and amortizable intangible assets	$ 1,797.7	$ 998.7
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and amortizable intangible assets	618.2	143.1
Finland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and amortizable intangible assets	173.2	178.0
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and amortizable intangible assets	395.6	295.3
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and amortizable intangible assets	214.9	184.2
ITALY
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and amortizable intangible assets	88.1	0.1
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and amortizable intangible assets	65.8	62.2
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment and amortizable intangible assets	$ 241.9	$ 135.8